Accounts payables and accrued liabilities (Tables)	12 Months Ended
Mar. 30, 2025
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Accounts Payable and Accrued Liabilities
Accounts payable and accrued liabilities consist of the following:

	March 30, 2025	March 31, 2024
	$	$
Trade payables	39.6	57.6
Accrued liabilities	86.8	73.5
Employee benefits	31.6	38.6
Derivative financial instruments	2.6	1.9
Other payables	10.9	6.1
Accounts payable and accrued liabilities	171.5	177.7